SCHEDULE OF SHORT TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Other Short-term Borrowings	$ 30,736	$ 37,963
Short-term debt, excluding current installments of long-term debt	36,392	37,963
Commercial International Bank [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	2,614
Al Ahli Bank [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 3,042